Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

August 24, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
Protective Variable Annuity
Filing Pursuant to Rule 497(j) for
File No. 333-179649; 811-8108

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Supplement, Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Variable Annuity”, a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus, Supplement and Statement of Additional Information contained in Post-effective Amendment No. 1  for Protective Variable Annuity Separate Account as filed with the Commission on July 20, 2012  via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

Max Berueffy